Income and Expenses - Employee Benefits Expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Wages and salaries	€ 345.9	€ 160.7	€ 98.7
Social security costs	31.7	17.9	12.3
Pension costs	1.2	0.8	0.5
Total	€ 378.8	€ 179.4	€ 111.5